Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of currency exchange rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2021	December 31, 2022
Year-end spot rate	SGD1.00 = RM3.0968	SGD1.00 = RM3.2860
Average rate	SGD1.00 = RM3.0817	SGD1.00 = RM3.1917

Year-end spot rate	SGD1.00 = USD0.7396	SGD1.00 = USD0.7460
Average rate	SGD1.00 = USD0.7442	SGD1.00 = USD0.7241

Schedule of estimated useful lives
Expected useful lives
Leasehold improvements	lesser of lease term or expected useful life
Office furniture and fittings	3 years
Office equipment	3 years